COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 9. COMMITMENTS AND CONTINGENCIES

Leases

The Company has an operating lease for an office lease in Naples, Florida with an initial term of 24 months. Base monthly rent was approximately $2,100 per month plus net operating expenses and expired in April 2022. The Company currently leases their space in Naples, FL month-to-month for $2,300 per month.

The Company also has a three-year lease agreement for 5,000 sq feet of office space at 100 Technology Way, Jeffersonville, IN 47130 for a monthly base rent of around $2,300 beginning May 1, 2022, with an option to renew. The total amount of rental payments due over the lease term is being charged to rent expense according to the straight-line method over the term of the lease. As of September 30, 2023, the Company recorded right of use liabilities of $93,735 and right of use asset of $91,597, respectively. Operating lease expense for the nine months ended September 30, 2023 and 2022 was $37,272 and $36,426, respectively.

The Company utilizes the incremental borrowing rate in determining the present value of lease payments unless the implicit rate is readily determinable. The Company used an estimated incremental borrowing rate of 6% to estimate the present value of the right of use liability.

Maturity of Lease Liabilities at September 30, 2023:	Amount
2023	$7,081
2024	28,962
2025	29,831
2026	30,726
2027	7,738
Total lease payments	104,339
Less: Imputed interest	(10,604)
Present value of lease liabilities	$93,735

Legal Proceedings

From time to time, the Company may be involved in routine legal proceedings, as well as demands, claims and threatened litigation that arise in the normal course of our business. The ultimate amount of liability, if any, for any claims of any type (either alone or in the aggregate) may materially and adversely affect the Company’s financial condition, results of operations and liquidity. In addition, the ultimate outcome of any litigation is uncertain. Any outcome, whether favorable or unfavorable, may materially and adversely affect the Company due to legal costs and expenses, diversion of management attention and other factors. The Company expenses legal costs in the period incurred. The Company cannot assure you that additional contingencies of a legal nature or contingencies having legal aspects will not be asserted against the Company in the future, and these matters could relate to prior, current or future transactions or events. As of September 30, 2023 and December 31, 2022, there were no pending or threatened litigation against the Company.

NOTE 9. COMMITMENTS AND CONTINGENCIES

Leases

The Company has an operating lease for an office lease in Naples, Florida with an initial term of 24 months. Base monthly rent was approximately $2,100 per month plus net operating expenses and expired in April 2022. The Company currently leases their space in Naples, FL month-to-month for $2,300 per month.

The Company also has a three-year lease agreement for 5,000 sq feet of office space at 100 Technology Way, Jeffersonville, IN 47130 for a monthly base rent of around $2,300 beginning May 1, 2022, with an option to renew. The total amount of rental payments due over the lease term is being charged to rent expense according to the straight-line method over the term of the lease. As of December 31, 2022, the Company recorded right of use liabilities of $110,138 and right of use asset of $108,863, respectively.

Legal Proceedings

From time to time, the Company may be involved in routine legal proceedings, as well as demands, claims and threatened litigation that arise in the normal course of our business. The ultimate amount of liability, if any, for any claims of any type (either alone or in the aggregate) may materially and adversely affect the Company’s financial condition, results of operations and liquidity. In addition, the ultimate outcome of any litigation is uncertain. Any outcome, whether favorable or unfavorable, may materially and adversely affect the Company due to legal costs and expenses, diversion of management attention and other factors. The Company expenses legal costs in the period incurred. The Company cannot assure you that additional contingencies of a legal nature or contingencies having legal aspects will not be asserted against the Company    in the future, and these matters could relate to prior, current or future transactions or events. As of December 31, 2022 and December 31, 2021, there were no pending or threatened litigation against the Company.